Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Accounting Policies [Abstract]
Restricted cash	$ 1,304,518	$ 908,410
Allowance for doubtful accounts	$ 3,066,937	2,910,554
Residual value percentage	5.00%
Received government grants	$ 1,190,882	410,532	$ 59,131
Shipping and handling costs	1,341,712	804,264	1,011,670
Advertising costs	237,563	104,933	$ 147,363
Cash and cash equivalents	$ 15,350,197	$ 796,794